Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of restricted investments held by the fund

Investments	Initial Acquisition Date	Cost	Fair Value	% of Total Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$409,760	0.58%
Axiom Space, Inc. Series C Preferred Stock	12/22/2021	3,179,754	3,227,550	4.61%
Axiom Space, Inc. Series C-1 Preferred Stock	1/18/2023	1,499,929	1,331,850	1.90%
Boom Technology, Inc.	2/18/2022	2,000,000	950,000	1.36%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	1,831,830	2.62%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	1.78%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,525,530	2.18%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.27%
Discord, Inc.	3/1/2022	724,942	244,438	0.35%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	299,773	0.43%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/2023	2,010,008	3,089,900	4.41%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	27,202,676	38.83%
Flexport, Inc.	3/29/2022	520,000	72,800	0.10%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,711,736	2.44%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	308,000	0.44%
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	1,324,477	1.89%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	146,640	0.20%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	449,290	0.63%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	233,444	0.33%
Klarna Bank AB	3/16/2022	4,657,660	1,421,112	2.03%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	8,094,402	11.56%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,244,445	3.20%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	1,659,996	973,652	1.39%
Public Holdings, Inc.	7/22/2021	999,990	260,553	0.37%
Revolut Group Holdings Ltd.	12/8/2021	5,275,185	6,645,280	9.49%
Rhenium Bolt 2021, LLC	3/8/2022	1,916,383	—	0.00%
SuperHuman Labs, Inc.	6/25/2021	2,999,996	722,033	1.03%
Total Investments		$75,981,377	$67,564,711	96.42%